FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair value of financial instruments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Level 1 | Securities held by MTS Bank
Fair value measurements
Assets	₽ 13,273	₽ 22,487
Level 1 | Sistema International Funding S.A. Bonds due in 2019
Fair value measurements
Assets		70
Level 2 | Derivative instruments
Fair value measurements
Liabilities	(1,389)	(350)
Level 2 | Interest rate swaps
Fair value measurements
Liabilities	(68)	(265)
Level 2 | Cross-currency interest rate swaps
Fair value measurements
Liabilities	(955)
Level 2 | Currency forwards and swaps
Fair value measurements
Liabilities	(366)	(85)
Level 2 | Derivative instruments
Fair value measurements
Assets	370	6,074
Level 2 | Currency forwards, swaps and options
Fair value measurements
Assets	52	2,200
Level 2 | Cross-currency interest rate swaps
Fair value measurements
Assets	318	3,874
Level 2 | Mutual funds
Fair value measurements
Assets	9,349
Level 2 | Assets in Sistema Capital trust management
Fair value measurements
Assets	8,195	11,644
Level 3
Fair value measurements
Net realized gains (loss)	(1,813)	(719)	₽ 120
Unrealized gains or losses	0	0	₽ 0
Level 3 | Liabilities under option agreements
Fair value measurements
Liabilities	(73)	(3,735)
Level 3 | Contingent consideration
Fair value measurements
Assets	2,013
Level 3 | Contingent consideration | Contingent consideration
Fair value measurements
Liabilities	₽ (907)	₽ (940)